CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenue	¥ 755,671,000	¥ 682,587,000	¥ 670,091,000
Cost of sales and services rendered	(417,885,000)	(360,540,000)	(314,505,000)
Gross profit	337,786,000	322,047,000	355,586,000
Selling expenses	(241,043,000)	(232,254,000)	(226,474,000)
General and administrative expenses	(100,785,000)	(138,605,000)	(150,379,000)
Operating result	(4,042,000)	(48,812,000)	(21,267,000)
Finance income	404,000	78,000	155,000
Finance costs	(8,717,000)	(14,474,000)	(21,635,000)
Other gains/(losses), net	(1,139,000)	8,420,000	(24,920,000)
Fair value loss of convertible note		(116,000)	(26,506,000)
Fair value (loss)/gain of investment properties	12,147,000	(154,000)
Loss before income tax	(1,347,000)	(55,058,000)	(94,173,000)
Income tax credit/(expense)	(23,726,000)	15,136,000	18,067,000
Loss for the year	(25,073,000)	(39,922,000)	(76,106,000)
Items that may be subsequently reclassified to profit or loss
Currency translation differences	(302,000)	(790,000)	(665,000)
Revaluation of investment properties upon transfer from property, plant and equipment		(1,498,000)	5,964,000
Total other comprehensive income/(loss) for the year, net of tax	(302,000)	(2,288,000)	5,299,000
Total comprehensive loss for the year	(25,375,000)	(42,210,000)	(70,807,000)
Loss attributable to:
Owners of the Company	(19,945,000)	(37,432,000)	(76,247,000)
Non-controlling interests	(5,128,000)	(2,490,000)	141,000
Loss for the year	¥ (25,073,000)	¥ (39,922,000)	¥ (76,106,000)
Loss per share for loss attributable to owners of the Company (in RMB per share)
-Basic	¥ (0.14)	¥ (0.28)	¥ (0.93)
-Diluted	¥ (0.14)	¥ (0.28)	¥ (0.93)
Total comprehensive loss attributable to:
Owners of the Company	¥ (20,247,000)	¥ (39,720,000)	¥ (70,948,000)
Non-controlling interests	(5,128,000)	(2,490,000)	141,000
Total comprehensive loss for the year	¥ (25,375,000)	¥ (42,210,000)	¥ (70,807,000)